Income Taxes - Significant Components of Income Tax Benefit From Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Current:
Federal				$ (1,001)
State			$ (73)	65	$ 95
Foreign			1,858	1,816	786
Total current tax expense			1,785	880	881
Deferred:
Federal			(2,213)	(4,296)	(5,704)
State				(203)	(701)
Foreign			(221)	(372)	(80)
Total deferred tax benefit	$ (75)	$ (68)	(2,429)	(4,927)	(6,195)
Income tax benefit from continuing operations	$ 525	$ 236	(649)	(3,991)	(5,604)
Adjustment
Deferred:
Total deferred tax benefit			$ (2,434)	$ (4,871)	$ (6,485)